Debt - Summary of Debt Outstanding (Detail) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Long term debt		$ 2,125,000
Less: current portion	1,000,000	1,500,000	1,500,000
Total long-term debt	0	625,000	2,125,000
Term Loan
Debt Instrument [Line Items]
Long term debt		2,100,000
Less: current portion		1,500,000
Total long-term debt		600,000
Silicon Valley Bank Term Loan | Term Loan
Debt Instrument [Line Items]
Long term debt		$ 2,125,000	$ 3,625,000